Asian Growth Cubs ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 83.7%
BANGLADESH – 10.8%
Bangladesh Submarine Cable Co. Ltd.	75,424	$174,855
Beacon Pharmaceuticals Ltd.	63,044	160,131
Beximco Pharmaceuticals Ltd.	102,521	158,016
BRAC Bank Ltd.	409,308	163,766
Renata Ltd.	12,157	166,162
Robi Axiata Ltd.	568,722	174,114
Square Pharmaceuticals Ltd.	75,109	165,640
		1,162,684
INDONESIA – 34.9%
Bank Central Asia TBK PT	471,800	233,793
Bank Neo Commerce TBK PT*	3,152,500	280,553
Bukalapak.Com PT TBK*	12,210,400	242,026
Elang Mahkota Teknologi TBK PT*	2,082,700	263,277
Indofood CBP Sukses Makmur TBK PT	365,000	217,167
Kalbe Farma TBK PT	2,045,900	223,452
M Cash Integrasi PT*	198,500	154,236
Media Nusantara Citra TBK PT	2,593,600	184,477
Medikaloka Hermina TBK PT	2,375,200	229,794
Mitra Adiperkasa TBK PT*	2,835,900	170,164
Mitra Keluarga Karyasehat TBK PT	1,308,600	219,681
Prodia Widyahusada TBK PT	416,200	182,390
Sarana Menara Nusantara TBK PT	3,383,200	268,010
Sumber Alfaria Trijaya TBK PT	1,747,000	220,841
Surya Citra Media TBK PT	14,947,200	221,701
Telkom Indonesia Persero TBK PT	852,000	242,977
Unilever Indonesia TBK PT	696,300	211,718
		3,766,257
PHILIPPINES – 16.4%
ACEN Corp.	1,648,140	250,225
Ayala Corp.	20,510	230,658
Bank of the Philippine Islands	150,170	253,325
Bloomberry Resorts Corp.*	1,664,700	182,685
Converge Information and Communications Technology Solutions, Inc.*	655,800	226,015
Globe Telecom, Inc.	5,945	222,358
Megaworld Corp.	4,191,000	171,806
SM Prime Holdings, Inc.	358,200	237,804
		1,774,876
SINGAPORE – 4.6%
Grab Holdings Ltd., Class A*	87,109	256,972
Sea Ltd., ADR*	3,122	238,271
		495,243
VIETNAM – 17.0%
Ho Chi Minh City Development Joint Stock Commercial Bank*	233,300	241,396
Khang Dien House Trading and Investment JSC*	153,450	246,546
Masan Group Corp.	48,140	218,837
Saigon Beer Alcohol Beverage Corp.	25,900	199,743
	Number of Shares	Value
COMMON STOCKS (Continued)
VIETNAM (Continued)
Viet Capital Securities JSC	151,300	$262,538
Vietnam Dairy Products JSC	76,600	238,924
Vingroup JSC*	73,749	202,225
Vinhomes JSC(a)	85,750	220,070
		1,830,279
TOTAL COMMON STOCKS
(Cost $10,538,466)		9,029,339

EXCHANGE-TRADED FUNDS – 11.8%
EQUITY – 11.8%
DCVFMVN Diamond ETF*	1,121,100	1,268,082
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,248,744)		1,268,082

SHORT-TERM INVESTMENTS – 4.4%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(b)	478,302	478,302
TOTAL SHORT TERM INVESTMENTS
(Cost $478,302)		478,302
TOTAL INVESTMENTS – 99.9%
(Cost $12,265,512)		10,775,723
Other Assets in Excess of Liabilities – 0.1%		5,830
TOTAL NET ASSETS – 100.0%		$10,781,553

*	Non-income producing security.
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $220,070, which represents 2.0% of net assets as of July 31, 2022.
(b)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
JSC	:	Joint Stock Company